PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 83.8%
Asset-Backed Securities 23.4%
Automobiles 2.8%
AmeriCredit Automobile Receivables Trust, Series 2023-01, Class A2A	5.840%	10/19/26	5,435	$5,440,993
ARI Fleet Lease Trust, Series 2024-A, Class A2, 144A	5.300	11/15/32	7,000	7,026,709
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-03A, Class A, 144A	4.620	02/20/27	35,000	34,931,085
Series 2023-03A, Class A, 144A	5.440	02/22/28	20,000	20,152,486
Series 2023-07A, Class A, 144A	5.900	08/21/28	6,650	6,789,197
Enterprise Fleet Financing LLC,
Series 2021-02, Class A2, 144A	0.480	05/20/27	6	6,138
Series 2022-01, Class A2, 144A	3.030	01/20/28	1,740	1,733,394
Series 2022-03, Class A2, 144A	4.380	07/20/29	333	331,870
Series 2023-01, Class A2, 144A	5.510	01/22/29	3,481	3,496,190
Series 2023-02, Class A2, 144A	5.560	04/22/30	5,516	5,557,515
Series 2023-03, Class A2, 144A	6.400	03/20/30	11,346	11,545,790
Series 2024-01, Class A2, 144A	5.230	03/20/30	5,820	5,856,091

Ford Credit Auto Owner Trust, Series 2021-02, Class A, 144A	1.530	05/15/34	35,000	32,999,204
Ford Credit Floorplan Master Owner Trust, Series 2023-01, Class A1, 144A	4.920	05/15/28	17,100	17,176,993
GMF Floorplan Owner Revolving Trust, Series 2024-03A, Class A1, 144A	4.680	11/15/28	25,000	24,997,895
OneMain Direct Auto Receivables Trust, Series 2023-01A, Class A, 144A	5.410	11/14/29	17,100	17,272,566
Toyota Auto Loan Extended Note Trust, Series 2021-01A, Class A, 144A	1.070	02/27/34	56,600	54,172,392
				249,486,508
Collateralized Loan Obligations 19.9%
AGL CLO Ltd. (United Kingdom), Series 2022-22A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.750(c)	01/20/37	50,000	50,000,000
Apidos CLO (Cayman Islands), Series 2013-12A, Class ARR, 144A, 3 Month SOFR + 1.080% (Cap N/A, Floor 1.080%)	5.736(c)	04/15/31	6,481	6,483,195
Ares CLO Ltd. (Cayman Islands),
Series 2017-45A, Class AR, 144A	0.000(cc)	10/15/30	75,000	75,000,000
Series 2018-28RA, Class A1R, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	5.797(c)	10/17/30	30,476	30,520,006

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Ares CLO Ltd. (Cayman Islands), (cont’d.)
Series 2018-50A, Class AR, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)	5.968%(c)	01/15/32	11,938	$11,954,403

Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.406(c)	07/15/30	8,050	8,071,751
Ballyrock CLO Ltd. (Cayman Islands), Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)	5.889(c)	10/20/31	20,451	20,500,296
Battalion CLO Ltd. (Cayman Islands),
Series 2015-09A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.018(c)	07/15/31	16,644	16,654,613
Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	5.817(c)	05/17/31	3,487	3,497,387
Series 2020-15A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.947(c)	01/17/33	50,000	50,162,030

Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2018-16A, Class A1R, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 1.030%)	5.939(c)	01/17/32	3,972	3,971,976
BlueMountain CLO Ltd. (Cayman Islands), Series 2018-22A, Class A1, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	5.998(c)	07/15/31	9,440	9,455,364
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 0.000%)	5.988(c)	07/15/31	15,657	15,663,311
Series 2017-01A, Class AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	5.918(c)	07/15/30	11,124	11,127,266

Carlyle CLO Ltd. (Cayman Islands), Series C17A, Class A1AR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.881(c)	04/30/31	8,993	9,008,588
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2012-04A, Class A1R4, 144A, 3 Month SOFR + 1.120% (Cap N/A, Floor 1.120%)	5.752(c)	04/22/32	36,356	36,378,111
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	5.879(c)	04/17/31	2,208	2,212,005
Series 2015-05A, Class A1R3, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	5.717(c)	01/20/32	17,304	17,309,911

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
CarVal CLO Ltd. (Cayman Islands),
Series 2019-01A, Class ANR, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.372%)	5.989%(c)	04/20/32	15,811	$15,837,328
Series 2019-01A, Class AR2, 144A	0.000(cc)	04/20/32	46,000	46,000,000

Cathedral Lake Ltd. (Cayman Islands), Series 2021-07RA, Class AR, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	5.836(c)	01/15/32	18,062	18,074,864
CBAM Ltd. (Cayman Islands), Series 2018-07A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.979(c)	07/20/31	7,390	7,394,720
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month SOFR + 1.242% (Cap N/A, Floor 0.980%)	5.876(c)	04/24/31	12,656	12,675,390
Series 2017-04A, Class A1R, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 0.950%)	5.846(c)	10/24/30	14,445	14,451,717

Columbia Cent CLO Ltd. (Cayman Islands), Series 2020-30A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.897(c)	01/20/34	22,000	22,213,123
Golub Capital Partners Static Ltd. (Cayman Islands), Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)	5.847(c)	04/20/33	31,188	31,215,822
Greywolf CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	6.057(c)	10/20/31	6,455	6,471,000
Highbridge Loan Management Ltd. (Cayman Islands), Series 5A-2015, Class A1R3, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)	6.068(c)	10/15/30	50,000	50,049,410
HPS Loan Management Ltd. (Cayman Islands),
Series 10A-16, Class A1R3, 144A	0.000(cc)	04/20/34	50,000	50,000,000
Series 11A-17, Class AR, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	5.813(c)	05/06/30	1,490	1,491,815
Series 13A-18, Class A1R, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	5.786(c)	10/15/30	44,127	44,145,645

Jamestown CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.817(c)	04/20/32	8,734	8,737,356
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 0.000%)	5.862(c)	10/20/31	18,485	18,535,685

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	6.098%(c)	01/15/31	493	$494,451
Series 18, Class AR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	5.834(c)	07/18/30	6,250	6,259,670
LCM Ltd. (Cayman Islands),
Series 31A, Class AR, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.897(c)	07/20/34	10,000	10,062,144
Series 39A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.996(c)	10/15/34	50,000	50,036,635
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-18A, Class ARR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	5.819(c)	10/21/30	18,654	18,683,172
Series 2016-24A, Class AR2, 144A, 3 Month SOFR + 1.120% (Cap N/A, Floor 1.120%)	5.737(c)	10/20/29	6,496	6,505,362
Series 2021-38A, Class X, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 1.212%)	5.859(c)	07/17/34	1,615	1,615,598
Series 2021-48A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.412%)	6.029(c)	04/19/33	14,453	14,474,576

MidOcean Credit CLO (Cayman Islands), Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.029(c)	07/20/31	3,939	3,945,785
Mountain View CLO Ltd. (Cayman Islands), Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	5.918(c)	10/12/30	8,484	8,494,686
Nassau Ltd. (United Kingdom), Series 2022-01A, Class A1R, 144A, 3 Month SOFR + 1.170% (Cap N/A, Floor 1.170%)	5.826(c)	01/15/31	20,513	20,518,107
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands), Series 2021-40A, Class A, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 1.060%)	5.969(c)	04/16/33	17,221	17,248,132
Northwoods Capital Ltd. (Cayman Islands), Series 2018-12BA, Class AR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	6.137(c)	06/15/31	15,000	15,042,425
Oaktree CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)	6.003(c)	04/22/30	4,634	4,640,569

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Ocean Trails CLO (Cayman Islands), Series 2019-07A, Class AR, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)	5.919%(c)	04/17/30	1,597	$1,598,616
OCP CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1R2, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	5.897(c)	01/15/33	16,750	16,753,928
Octagon Investment Partners Ltd. (Cayman Islands), Series 2017-01A, Class ARR, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	5.782(c)	07/20/30	15,872	15,896,487
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1T, 144A, 3 Month SOFR + 0.868% (Cap N/A, Floor 0.868%)	5.516(c)	04/17/31	13,431	13,449,833
Series 2014-09A, Class A1A4, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.817(c)	10/20/31	22,447	22,500,360
Series 2016-15A, Class A1RR, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	5.837(c)	04/20/33	10,905	10,915,310
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)	6.039(c)	01/17/31	107	107,158
Series 2015-02A, Class A1R2, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.979(c)	07/20/30	259	259,480
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.062% (Cap N/A, Floor 1.062%)	5.679(c)	07/20/29	2,362	2,363,494
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.062% (Cap N/A, Floor 1.062%)	5.718(c)	10/15/29	4,566	4,570,117
Series 2022-03A, Class A1AR, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	5.756(c)	04/15/31	19,522	19,548,277
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)	6.161(c)	10/15/32	9,125	9,135,216
Series 2024-02A, Class A1N, 144A	0.000(cc)	01/15/33	50,000	50,000,000

Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	5.879(c)	10/20/31	7,749	7,762,555
PPM CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.068(c)	07/15/31	4,785	4,797,650

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Regatta Funding Ltd. (Cayman Islands), Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.856%(c)	01/15/33	30,000	$30,093,723
Rockford Tower CLO Ltd. (Cayman Islands), Series 2017-03A, Class A, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 0.000%)	6.069(c)	10/20/30	5,830	5,844,685
Rockford Tower CLO Ltd., Series 2017-02A, Class AR, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	5.938(c)	10/15/29	4,526	4,530,622
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	5.766(c)	07/25/31	35,238	35,295,789
Romark WM-R Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.909(c)	04/20/31	8,311	8,334,269
Saratoga Investment Corp. CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R4, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.917(c)	04/20/33	17,104	17,139,013
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)	5.884(c)	05/07/31	8,961	8,986,799
Series 2015-07RA, Class ARR, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	5.756(c)	07/15/31	50,000	50,108,180

Sixth Street CLO Ltd. (Cayman Islands), Series 2017-08A, Class A1R2, 144A	0.000(cc)	10/20/34	46,500	46,500,000
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	5.958(c)	10/23/31	7,430	7,434,598
Series 2017-03A, Class A1R, 144A, 3 Month SOFR + 1.242% (Cap N/A, Floor 0.980%)	5.859(c)	10/20/30	3,374	3,375,555
Series 2018-03A, Class A1AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.917(c)	10/26/31	22,685	22,695,773
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	5.959(c)	01/20/32	10,047	10,051,116
Series 2019-01A, Class ARR, 144A	0.000(cc)	01/20/32	50,000	50,000,000

Symphony CLO Ltd. (Cayman Islands), Series 2016-18A, Class A1R3, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	5.726(c)	07/23/33	32,936	32,961,853

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Symphony CLO Ltd. (Bermuda), Series 2023-40A, Class A1, 144A, 3 Month SOFR + 1.640% (Cap N/A, Floor 1.640%)	6.296%(c)	01/14/34	30,000	$30,052,017
TIAA CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1AR, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	5.757(c)	01/20/32	15,696	15,714,508
TICP CLO Ltd. (Cayman Islands), Series 2017-07A, Class ASR2, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.947(c)	04/15/33	20,000	20,059,970
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-04A, Class A1L2, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.994(c)	10/18/31	5,030	5,034,192
Series 2019-11A, Class A1RR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.757(c)	07/15/34	50,000	50,000,000
Venture CLO Ltd. (Cayman Islands),
Series 2018-34A, Class AR, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.936(c)	10/15/31	19,019	19,047,273
Series 2019-37A, Class A1RR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	5.906(c)	07/15/32	35,000	35,092,414
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	5.857(c)	04/25/31	1,544	1,547,066
Series 2013-03A, Class A1RR, 144A, 3 Month SOFR + 1.411% (Cap N/A, Floor 1.150%)	6.044(c)	10/18/31	12,306	12,329,498
Series 2014-01A, Class AAR2, 144A, 3 Month SOFR + 1.252% (Cap N/A, Floor 0.000%)	5.884(c)	04/18/31	762	762,692
Series 2014-02A, Class A1RR, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	5.929(c)	04/17/30	234	233,815
Series 2015-03A, Class A1R3, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	5.782(c)	10/20/31	37,082	37,133,627
Series 2016-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	5.949(c)	01/20/31	8,677	8,689,677
Series 2016-03A, Class A1R2, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	5.782(c)	10/18/31	11,613	11,630,114
Wellfleet CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	5.999(c)	07/20/32	18,329	18,334,468
Series 2019-XA, Class A1R2, 144A, 3 Month SOFR + 1.120% (Cap N/A, Floor 1.120%)	5.698(c)	07/20/32	50,000	50,043,930

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Wellfleet CLO Ltd. (Cayman Islands), (cont’d.)
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.856%(c)	04/15/33	30,000	$30,044,703

Whitebox CLO Ltd. (Cayman Islands), Series 2021-03A, Class A1R, 144A, 3 Month SOFR + 1.270% (Cap N/A, Floor 1.270%)	5.926(c)	10/15/35	16,100	16,132,343
Zais CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.552% (Cap N/A, Floor 0.000%)	6.208(c)	04/15/30	27	27,168
				1,778,205,331
Consumer Loans 0.4%
OneMain Financial Issuance Trust, Series 2023-02A, Class A1, 144A	5.840	09/15/36	34,900	35,746,084
Equipment 0.1%
Kubota Credit Owner Trust, Series 2023-01A, Class A2, 144A	5.400	02/17/26	2,811	2,814,334
Home Equity Loans 0.2%
JPMorgan Mortgage Trust, Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)	5.961(c)	10/20/54	8,864	8,869,701
RCKT Mortgage Trust, Series 2024-CES03, Class A1A, 144A	6.591(cc)	05/25/44	8,981	9,088,042
				17,957,743

Total Asset-Backed Securities (cost $2,078,612,284)				2,084,210,000
Certificates of Deposit 2.7%
Banco Santander SA, SOFR + 0.510%	5.100(c)	01/31/25	15,000	15,012,096
Bank of America NA, SOFR + 0.350%	4.930(c)	10/27/25	14,500	14,503,547
Bank of Nova Scotia, SOFR + 0.350% (Cap N/A, Floor 0.000%)	4.920(c)	10/24/25	25,000	25,006,027
BNP Paribas SA, SOFR + 0.370%	4.960(c)	09/08/25	35,000	34,999,331
Canadian Imperial Bank of Commerce, SOFR + 0.350% (Cap N/A, Floor 0.000%)	4.920(c)	11/21/25	31,000	30,998,966

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Certificates of Deposit (Continued)
Credit Agricole Corporate & Investment Bank,
SOFR + 0.590%	5.180%(c)	08/28/25	44,000	$44,113,758
SOFR + 0.810%	5.400(c)	06/07/27	10,000	10,021,949

Credit Industriel et Commercial	5.550	04/14/25	15,000	15,045,525
Natixis SA, SOFR + 0.420%	5.010(c)	01/06/25	20,000	20,007,073
Skandinaviska Enskilda Banken AB, SOFR + 0.290% (Cap N/A, Floor 0.000%)	4.880(c)	02/24/25	10,000	10,004,468
Toronto-Dominion Bank (The), US Federal Funds Effective Rate + 0.400%	4.980(c)	08/22/25	25,000	25,025,805

Total Certificates of Deposit (cost $244,500,000)				244,738,545
Commercial Mortgage-Backed Securities 7.7%
3650R Commercial Mortgage Trust, Series 2021-PF01, Class A1	1.122	11/15/54	3,506	3,371,638
BANK,
Series 2017-BNK04, Class A3	3.362	05/15/50	23,271	22,520,292
Series 2017-BNK05, Class A4	3.131	06/15/60	681	653,312
Series 2017-BNK08, Class A3	3.229	11/15/50	17,699	17,010,314
Series 2017-BNK09, Class A4	3.538	11/15/54	20,040	19,295,650
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10, Class A3	2.903	07/15/49	1,491	1,461,266
Series 2016-UB10, Class A4	3.170	07/15/49	21,000	20,446,041

BANK5, Series 2023-5YR1, Class A2	5.779	04/15/56	2,820	2,876,502
Barclays Commercial Mortgage Securities Trust, Series 2020-C07, Class A1	1.079	04/15/53	10	10,268
Benchmark Mortgage Trust,
Series 2018-B02, Class A2	3.662	02/15/51	15	15,120
Series 2018-B05, Class A2	4.077	07/15/51	522	501,771

BX Commercial Mortgage Trust, Series 2021-ACNT, Class A, 144A, 1 Month SOFR + 0.964% (Cap N/A, Floor 0.850%)	5.573(c)	11/15/38	4,849	4,839,651
BX Trust, Series 2022-LBA06, Class A, 144A, 1 Month SOFR + 1.000% (Cap N/A, Floor 1.000%)	5.609(c)	01/15/39	9,500	9,488,148
CD Mortgage Trust,
Series 2016-CD2, Class A3	3.248	11/10/49	1,382	1,344,859
Series 2017-CD03, Class A3	3.356	02/10/50	1,582	1,535,016

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

CFCRE Commercial Mortgage Trust, Series 2016-C04, Class A4	3.283%	05/10/58	5,600	$5,478,702
CGMS Commercial Mortgage Trust, Series 2017-B01, Class A3	3.197	08/15/50	1,461	1,403,711
Citigroup Commercial Mortgage Trust,
Series 2015-GC29, Class A4	3.192	04/10/48	9,325	9,258,382
Series 2015-GC31, Class A4	3.762	06/10/48	9,690	9,585,964
Series 2015-GC33, Class A4	3.778	09/10/58	2,250	2,219,474
Series 2015-P01, Class A4	3.462	09/15/48	13,173	13,092,120
Series 2016-C03, Class A4	3.154	11/15/49	5,447	5,243,119
Series 2016-P04, Class A2	2.450	07/10/49	3,635	3,522,466
Series 2016-P05, Class A3	2.684	10/10/49	4,836	4,668,146
Series 2016-P06, Class A4	3.458	12/10/49	10,464	10,190,644
Series 2017-P07, Class A3	3.442	04/14/50	4,793	4,642,361
Series 2017-P08, Class A3	3.203	09/15/50	3,315	3,197,119
Commercial Mortgage Trust,
Series 2012-CR04, Class A3	2.853	10/15/45	90	83,053
Series 2014-UBS03, Class A4	3.819	06/10/47	128	127,757
Series 2015-CR22, Class A4	3.048	03/10/48	5,718	5,699,722
Series 2015-CR23, Class A4	3.497	05/10/48	2,575	2,561,036
Series 2015-CR23, Class ASB	3.257	05/10/48	41	41,199
Series 2015-CR24, Class A4	3.432	08/10/48	7,788	7,732,656
Series 2015-CR24, Class ASB	3.445	08/10/48	95	95,303
Series 2015-CR26, Class A4	3.630	10/10/48	12,465	12,298,348
Series 2015-LC19, Class A4	3.183	02/10/48	1,501	1,497,022
Series 2015-LC21, Class A4	3.708	07/10/48	11,000	10,917,144
Series 2015-LC23, Class A4	3.774	10/10/48	11,580	11,436,577
Series 2015-PC01, Class A5	3.902	07/10/50	26,237	26,114,329
Series 2016-COR01, Class A4	3.091	10/10/49	11,000	10,574,549
Series 2018-COR03, Class A2	3.961	05/10/51	1,590	1,542,898

Credit Suisse Mortgage Trust, Series 2016-NXSR, Class A3	3.501	12/15/49	4,854	4,771,428
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A4	3.504	06/15/57	12,500	12,422,770
Series 2016-C05, Class ASB	3.533	11/15/48	606	602,370
Series 2016-C06, Class A5	3.090	01/15/49	14,500	14,095,618
Series 2016-C07, Class A4	3.210	11/15/49	6,372	6,263,847
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C01, Class A4	3.276	05/10/49	1,914	1,862,736
Series 2016-C03, Class A5	2.890	08/10/49	8,353	8,051,889
Series 2017-C06, Class A3	3.269	06/10/50	449	431,908

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
GS Mortgage Securities Trust,
Series 2015-GC30, Class A4	3.382%	05/10/50	22,540	$22,350,211
Series 2016-GS02, Class A4	3.050	05/10/49	14,962	14,582,897
Series 2016-GS03, Class A3	2.592	10/10/49	11,858	11,468,763
Series 2016-GS04, Class A3	3.178	11/10/49	5,764	5,614,577
Series 2016-GS04, Class A4	3.442(cc)	11/10/49	4,419	4,290,765
Series 2017-GS07, Class A3	3.167	08/10/50	8,160	7,796,315
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23, Class A5	3.934	09/15/47	549	548,170
Series 2014-C24, Class A5	3.639	11/15/47	1,275	1,271,216
Series 2014-C26, Class A4	3.494	01/15/48	2,182	2,177,452
Series 2015-C29, Class A4	3.611	05/15/48	30,892	30,693,355
Series 2015-C31, Class A3	3.801	08/15/48	11,957	11,823,599
Series 2015-C32, Class A4	3.329	11/15/48	19,126	19,005,489

JPMDB Commercial Mortgage Securities Trust, Series 2016-C04, Class A2	2.882	12/15/49	3,535	3,428,258
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP01, Class A5	3.914	01/15/49	9,620	9,479,128
Series 2016-JP02, Class ASB	2.713	08/15/49	2,020	1,992,228

Ladder Capital Commercial Mortgage Securities Trust, Series 2017-LC26, Class A4, 144A	3.551	07/12/50	2,960	2,846,037
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A3	3.077	03/15/48	4,286	4,276,913
Series 2015-C21, Class A4	3.338	03/15/48	5,679	5,654,052
Series 2015-C23, Class A3	3.451	07/15/50	17,190	17,080,184
Series 2015-C23, Class ASB	3.398	07/15/50	61	60,435
Series 2015-C24, Class A4	3.732	05/15/48	19,387	19,202,824
Series 2015-C25, Class A5	3.635	10/15/48	10,333	10,191,476
Series 2015-C26, Class A5	3.531	10/15/48	10,600	10,452,015
Series 2015-C27, Class A3	3.473	12/15/47	4,062	4,031,672
Series 2015-C27, Class A4	3.753	12/15/47	6,275	6,193,146
Series 2016-C30, Class A5	2.860	09/15/49	12,334	11,849,997
Series 2017-C33, Class A4	3.337	05/15/50	17,000	16,420,514
Morgan Stanley Capital I Trust,
Series 2015-MS01, Class A4	3.779(cc)	05/15/48	10,220	10,125,634
Series 2016-BNK02, Class A3	2.791	11/15/49	8,250	7,963,074

One New York Plaza Trust, Series 2020-01NYP, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	5.674(c)	01/15/36	17,410	16,583,025
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC22, Class A3	3.572	09/15/58	4,017	3,987,836
Series 2015-LC22, Class A4	3.839	09/15/58	8,000	7,917,415

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2015-NXS01, Class A5	3.148%	05/15/48	12,831	$12,747,894
Series 2015-NXS02, Class A2	3.020	07/15/58	48	48,093
Series 2015-NXS02, Class A4	3.498	07/15/58	10,300	10,204,223
Series 2015-P02, Class A3	3.541	12/15/48	18,043	17,844,075
Series 2016-C34, Class ASB	2.911	06/15/49	1,150	1,134,669
Series 2016-C35, Class A3	2.674	07/15/48	2,049	1,991,338
Series 2016-C36, Class A3	2.807	11/15/59	12,385	12,015,279
Series 2016-NXS05, Class A5	3.372	01/15/59	4,920	4,840,255
Series 2016-NXS06, Class A4	2.918	11/15/49	2,390	2,298,098
Series 2017-C41, Class A3	3.210	11/15/50	815	778,291
Series 2018-C45, Class A3	3.920	06/15/51	4,842	4,694,587

Total Commercial Mortgage-Backed Securities (cost $675,740,575)				687,051,689
Corporate Bonds 49.0%
Aerospace & Defense 1.0%
BAE Systems PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	5.000	03/26/27	10,290	10,357,228
GE Capital Funding LLC, Gtd. Notes	3.450	05/15/25	27,342	27,126,672
General Dynamics Corp., Gtd. Notes	2.625	11/15/27	5,120	4,876,673
RTX Corp.,
Sr. Unsec’d. Notes	5.000	02/27/26	8,000	8,038,799
Sr. Unsec’d. Notes	5.750	11/08/26	40,000	40,813,827
				91,213,199
Agriculture 0.4%
Bunge Ltd. Finance Corp., Gtd. Notes	4.100	01/07/28	6,000	5,903,064
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A	3.500	04/22/25	6,750	6,717,582
Sr. Unsec’d. Notes, 144A	4.875	10/10/25	14,000	14,030,450

Philip Morris International, Inc., Sr. Unsec’d. Notes	4.750	02/12/27	10,000	10,051,504
				36,702,600

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers 6.4%
American Honda Finance Corp.,
Sr. Unsec’d. Notes	4.750%	01/12/26	9,750	$9,767,516
Sr. Unsec’d. Notes, MTN, SOFR + 0.550% (Cap N/A, Floor 0.000%)	5.177(c)	05/11/26	44,000	43,971,523
Sr. Unsec’d. Notes, MTN, SOFR + 0.600%	5.197(c)	08/14/25	10,000	10,014,397
BMW US Capital LLC (Germany),
Gtd. Notes, 144A	3.250	04/01/25	7,000	6,957,196
Gtd. Notes, 144A, SOFR Index + 0.620%	5.221(c)	08/11/25	20,000	20,044,620
Gtd. Notes, 144A, SOFR Index + 0.550%	5.267(c)	04/02/26	20,000	20,005,488
Gtd. Notes, 144A, SOFR Index + 0.840%	5.563(c)	04/01/25	11,390	11,410,914
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A	5.000	01/15/27	9,070	9,109,828
Gtd. Notes, 144A	5.150	01/16/26	14,000	14,049,552
Gtd. Notes, 144A, SOFR + 0.960%	5.718(c)	09/25/27	24,000	24,067,018
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	2.750	06/20/25	9,000	8,893,197
Sr. Unsec’d. Notes	5.400	05/08/27	9,375	9,510,134
Sr. Unsec’d. Notes, SOFR Index + 1.050%	5.730(c)	07/15/27	30,000	29,971,732
Sr. Unsec’d. Notes	6.050	10/10/25	20,625	20,830,655
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A	4.875	11/01/27	5,000	5,007,621
Sr. Unsec’d. Notes, 144A, SOFR + 1.030%	5.770(c)	09/24/27	9,170	9,186,055
Sr. Unsec’d. Notes, 144A, SOFR + 1.040%	5.786(c)	06/24/27	40,000	40,073,878
Sr. Unsec’d. Notes, 144A, SOFR + 1.040%	5.807(c)	03/19/27	16,670	16,704,718
Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A	4.800	03/30/26	35,000	35,057,025
Gtd. Notes, 144A, SOFR + 0.630%	5.272(c)	07/31/26	13,000	13,031,749
Gtd. Notes, 144A	5.375	11/26/25	8,500	8,556,522
Gtd. Notes, 144A, SOFR + 0.670%	5.376(c)	01/09/26	13,000	13,009,880
Gtd. Notes, 144A, SOFR + 0.850%	5.447(c)	11/15/27	15,000	15,051,226
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN	3.550	08/11/25	25,000	24,831,769
Sr. Unsec’d. Notes, MTN	4.450	03/30/26	15,000	15,009,585
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes	4.450	05/18/26	15,000	15,004,109
Sr. Unsec’d. Notes, SOFR + 0.770%	5.376(c)	08/07/26	6,000	6,030,178
Sr. Unsec’d. Notes, MTN	3.650	08/18/25	5,000	4,965,084
Sr. Unsec’d. Notes, MTN	3.950	06/30/25	18,750	18,674,217
Sr. Unsec’d. Notes, MTN, SOFR Index + 0.450%	5.138(c)	04/10/26	10,000	10,003,055

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
Toyota Motor Credit Corp., (cont’d.)
Sr. Unsec’d. Notes, MTN, SOFR + 0.600% (Cap N/A, Floor 0.000%)	5.170%(c)	06/09/25	20,000	$20,022,020
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	3.950	06/06/25	13,250	13,162,522
Gtd. Notes, 144A	6.000	11/16/26	50,000	50,828,815
				572,813,798
Banks 10.1%
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, SOFR + 0.560%	5.336(c)	03/18/26	13,500	13,520,250
Sr. Unsec’d. Notes, 144A, SOFR + 0.810%	5.476(c)	01/18/27	33,600	33,785,704

Banco Santander SA (Spain), Sr. Non-Preferred Notes	5.147	08/18/25	47,600	47,641,836
Bank of New York Mellon (The), Sr. Unsec’d. Notes, MTN, SOFR + 0.450%	5.268(c)	03/13/26	12,625	12,629,207
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes, GMTN, SOFR Index + 0.780%	5.690(c)	06/04/27	30,000	30,007,410
Sr. Unsec’d. Notes, MTN, SOFR + 0.460%	5.148(c)	01/10/25	7,750	7,752,413
Sr. Unsec’d. Notes, MTN, SOFR Index + 0.900%	5.585(c)	04/11/25	4,750	4,760,056
Banque Federative du Credit Mutuel SA (France),
Sr. Preferred Notes, 144A, SOFR Index + 0.410%	5.046(c)	02/04/25	20,000	20,008,388
Sr. Preferred Notes, 144A, SOFR + 1.130%	5.792(c)	01/23/27	10,890	10,988,038

Citibank NA, Sr. Unsec’d. Notes, SOFR + 0.805%	5.534(c)	09/29/25	52,000	52,144,565
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes	5.316	03/13/26	25,000	25,249,958
Sr. Unsec’d. Notes, 144A, SOFR + 0.630%	5.318(c)	01/10/25	28,500	28,514,053
Cooperatieve Rabobank UA (Netherlands),
Sr. Preferred Notes, SOFR Index + 0.620%	5.236(c)	08/28/26	12,920	12,953,012
Sr. Preferred Notes, SOFR Index + 0.710%	5.409(c)	01/09/26	28,500	28,567,405
Sr. Preferred Notes, SOFR Index + 0.710%	5.597(c)	03/05/27	15,000	15,058,206

DNB Bank ASA (Norway), Sr. Non-Preferred Notes, 144A	5.896(ff)	10/09/26	25,000	25,177,270
Federation des Caisses Desjardins du Quebec (Canada), Sr. Unsec’d. Notes, 144A	4.400	08/23/25	25,000	24,979,600
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.798(ff)	08/10/26	50,000	50,328,662

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.292%(ff)	09/12/26	65,000	$64,637,703
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	4.716(ff)	08/11/26	32,004	31,919,894
Morgan Stanley, Sr. Unsec’d. Notes, MTN	4.679(ff)	07/17/26	41,019	40,959,415
Morgan Stanley Bank NA, Sr. Unsec’d. Notes, SOFR + 0.685%	5.352(c)	10/15/27	30,420	30,424,796
National Australia Bank Ltd. (Australia),
Sr. Unsec’d. Notes	3.500	06/09/25	7,250	7,210,013
Sr. Unsec’d. Notes	4.966	01/12/26	32,000	32,165,786
Sr. Unsec’d. Notes, 144A, SOFR + 0.600%	5.188(c)	10/26/27	20,000	20,005,518
Sr. Unsec’d. Notes, 144A, SOFR + 0.650%	5.510(c)	12/10/25	14,286	14,252,259

NatWest Markets PLC (United Kingdom), Sr. Unsec’d. Notes, 144A, SOFR + 1.450%	6.204(c)	03/22/25	9,000	9,038,505
Nordea Bank Abp (Finland),
Sr. Preferred Notes, 144A	4.750	09/22/25	10,500	10,507,643
Sr. Preferred Notes, 144A, SOFR + 0.740%	5.511(c)	03/19/27	5,556	5,576,505
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, SOFR Index + 0.525%	5.188(c)	01/20/26	10,000	10,005,478
Sr. Unsec’d. Notes, GMTN, SOFR Index + 0.570%	5.212(c)	04/27/26	7,027	7,036,743
Sr. Unsec’d. Notes, GMTN, SOFR Index + 0.950%	5.613(c)	01/19/27	20,000	20,122,318

State Street Corp., Sr. Unsec’d. Notes	4.993	03/18/27	22,500	22,751,205
UBS AG (Switzerland), Sr. Unsec’d. Notes, 144A	1.375	01/13/25	20,000	19,926,560
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes	4.550	04/17/26	10,000	9,962,029
Sr. Unsec’d. Notes, 144A	5.711(ff)	01/12/27	15,000	15,111,849

Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	4.540(ff)	08/15/26	73,000	72,821,219
Wells Fargo Bank NA, Sr. Unsec’d. Notes, SOFR + 0.710%	5.390(c)	01/15/26	12,800	12,841,625
				901,343,096
Beverages 1.3%
Diageo Capital PLC (United Kingdom), Gtd. Notes	5.200	10/24/25	17,000	17,090,969

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Beverages (cont’d.)
Keurig Dr. Pepper, Inc., Gtd. Notes, SOFR Index + 0.880%	5.689%(c)	03/15/27	26,000	$26,216,256
PepsiCo, Inc.,
Sr. Unsec’d. Notes	5.125	11/10/26	26,000	26,380,153
Sr. Unsec’d. Notes	5.250	11/10/25	50,000	50,359,104
				120,046,482
Biotechnology 1.3%
Amgen, Inc.,
Sr. Unsec’d. Notes	1.900	02/21/25	23,000	22,844,988
Sr. Unsec’d. Notes	5.250	03/02/25	13,250	13,256,268

Biogen, Inc., Sr. Unsec’d. Notes	4.050	09/15/25	36,696	36,474,498
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes	3.500	02/01/25	30,000	29,915,111
Sr. Unsec’d. Notes	3.650	03/01/26	10,000	9,882,986
				112,373,851
Building Materials 0.1%
Owens Corning, Sr. Unsec’d. Notes	5.500	06/15/27	7,976	8,137,100
Chemicals 0.7%
Linde, Inc., Gtd. Notes	4.700	12/05/25	28,500	28,566,397
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	5.200	06/21/27	20,000	20,286,628
Sr. Unsec’d. Notes	5.950	11/07/25	7,250	7,328,845

Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	4.250	08/08/25	5,500	5,477,280
				61,659,150

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services 0.1%
Equifax, Inc., Sr. Unsec’d. Notes	3.250%	06/01/26	7,600	$7,421,920
Verisk Analytics, Inc., Sr. Unsec’d. Notes	4.000	06/15/25	1,478	1,470,941
				8,892,861
Computers 2.1%
Accenture Capital, Inc., Gtd. Notes	3.900	10/04/27	22,940	22,690,309
Apple, Inc.,
Sr. Unsec’d. Notes	3.200	05/13/25	16,000	15,902,391
Sr. Unsec’d. Notes	3.250	02/23/26	13,150	12,981,617

Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	4.900	10/15/25	31,000	31,026,146
IBM International Capital Pte Ltd., Gtd. Notes	4.700	02/05/26	20,000	20,027,661
International Business Machines Corp., Sr. Unsec’d. Notes	4.500	02/06/26	37,000	36,971,670
NetApp, Inc., Sr. Unsec’d. Notes	1.875	06/22/25	50,000	49,156,307
				188,756,101
Cosmetics/Personal Care 0.4%
Colgate-Palmolive Co., Sr. Unsec’d. Notes	3.100	08/15/25	6,750	6,684,944
Kenvue, Inc., Gtd. Notes	5.350	03/22/26	12,500	12,637,718
Unilever Capital Corp. (United Kingdom), Gtd. Notes	4.250	08/12/27	13,650	13,611,478
				32,934,140
Distribution/Wholesale 0.0%
W.W. Grainger, Inc., Sr. Unsec’d. Notes	1.850	02/15/25	2,000	1,986,322

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services 0.5%
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes, MTN	5.150%	09/15/25	35,000	$34,989,610
LSEG US Fin Corp. (United Kingdom), Gtd. Notes, 144A	4.875	03/28/27	7,140	7,158,537
				42,148,147
Electric 3.3%
Alliant Energy Finance LLC, Gtd. Notes, 144A	5.400	06/06/27	10,710	10,839,151
DTE Electric Co., General Ref. Mortgage	4.850	12/01/26	42,750	43,212,058
DTE Energy Co., Sr. Unsec’d. Notes	4.950	07/01/27	14,625	14,732,583
Duke Energy Corp.,
Sr. Unsec’d. Notes	4.850	01/05/27	9,333	9,396,097
Sr. Unsec’d. Notes	5.000	12/08/25	13,250	13,299,281

Florida Power & Light Co., Sr. Unsec’d. Notes	4.450	05/15/26	16,500	16,535,767
Georgia Power Co., Sr. Unsec’d. Notes	5.004	02/23/27	10,680	10,804,024
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes, SOFR Index + 0.760%	5.399(c)	01/29/26	30,000	30,099,406
Gtd. Notes	5.749	09/01/25	4,500	4,530,372
Gtd. Notes	6.051	03/01/25	21,750	21,802,298

Pacific Gas & Electric Co., First Mortgage, SOFR Index + 0.950%	5.839(c)	09/04/25	48,500	48,571,015
Southern California Edison Co.,
First Mortgage	4.400	09/06/26	18,000	17,946,591
First Mortgage	5.350	03/01/26	12,000	12,099,391
First Mortgage, Series C	4.200	06/01/25	14,250	14,194,695
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes	4.750	01/09/26	23,000	23,019,624
Sr. Unsec’d. Notes	5.000	09/27/25	6,000	6,010,743
				297,093,096
Electronics 1.3%
Amphenol Corp.,
Sr. Unsec’d. Notes	4.750	03/30/26	3,750	3,754,842

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electronics (cont’d.)
Amphenol Corp., (cont’d.)
Sr. Unsec’d. Notes	5.050%	04/05/27	29,290	$29,629,978

Fortive Corp., Sr. Unsec’d. Notes	3.150	06/15/26	25,000	24,417,887
Honeywell International, Inc., Sr. Unsec’d. Notes	4.650	07/30/27	34,000	34,270,601
Tyco Electronics Group SA (Switzerland), Gtd. Notes	4.500	02/13/26	23,250	23,241,374
				115,314,682
Foods 1.0%
Kroger Co. (The),
Sr. Unsec’d. Notes	4.600	08/15/27	9,380	9,423,450
Sr. Unsec’d. Notes	4.700	08/15/26	8,700	8,728,275

Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	4.250	09/15/25	13,750	13,693,896
Mondelez International, Inc., Sr. Unsec’d. Notes	1.500	05/04/25	15,305	15,086,191
Nestle Holdings, Inc.,
Gtd. Notes, 144A	4.000	09/12/25	11,725	11,683,946
Gtd. Notes, 144A	5.250	03/13/26	20,000	20,200,925

Sysco Corp., Gtd. Notes	3.300	07/15/26	14,000	13,711,513
				92,528,196
Gas 0.4%
NiSource, Inc., Sr. Unsec’d. Notes	0.950	08/15/25	32,000	31,112,998
Healthcare-Products 0.3%
Agilent Technologies, Inc., Sr. Unsec’d. Notes	4.200	09/09/27	20,800	20,636,094
Smith & Nephew PLC (United Kingdom), Sr. Unsec’d. Notes	5.150	03/20/27	6,133	6,181,267
				26,817,361

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services 0.8%
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	4.600%	12/15/27	7,400	$7,418,029
Roche Holdings, Inc., Gtd. Notes, 144A	5.265	11/13/26	60,000	60,941,104
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.150	10/15/25	5,750	5,780,618
				74,139,751
Insurance 4.0%
Corebridge Financial, Inc., Sr. Unsec’d. Notes	3.500	04/04/25	8,000	7,955,891
Corebridge Global Funding,
Sec’d. Notes, 144A	4.650	08/20/27	25,000	24,976,427
Sr. Sec’d. Notes, 144A, SOFR + 1.300% (Cap N/A, Floor 0.000%)	6.038(c)	09/25/26	30,000	30,277,173

Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes, SOFR Index + 0.700%	5.304(c)	11/08/27	9,110	9,142,800
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A, MTN	4.050	08/25/25	23,250	23,156,650
Sec’d. Notes, 144A, MTN, SOFR Index + 0.700%	5.535(c)	06/11/27	19,000	19,035,172
Sr. Sec’d. Notes, 144A, SOFR Index + 0.570%	5.261(c)	04/09/26	14,000	14,001,754
New York Life Global Funding,
Sec’d. Notes, 144A, MTN	3.600	08/05/25	19,750	19,619,206
Sr. Sec’d. Notes, 144A, MTN, SOFR + 0.670%	5.387(c)	04/02/27	55,000	55,043,887

Pacific Life Global Funding II, Sec’d. Notes, 144A, SOFR + 0.600% (Cap N/A, Floor 0.000%)	5.333(c)	03/27/26	23,000	23,004,418
Principal Life Global Funding II,
Sec’d. Notes, 144A	4.600	08/19/27	25,000	25,050,871
Sr. Sec’d. Notes, 144A	5.000	01/16/27	7,714	7,784,666
Sr. Sec’d. Notes, 144A, SOFR + 0.900% (Cap N/A, Floor 0.000%)	5.496(c)	08/28/25	27,000	27,113,583
Protective Life Global Funding,
Sec’d. Notes, 144A	4.335	09/13/27	20,000	19,845,865
Sec’d. Notes, 144A	4.992	01/12/27	19,000	19,129,469

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)
Protective Life Global Funding, (cont’d.)
Sec’d. Notes, 144A, SOFR + 1.050% (Cap N/A, Floor 0.000%)	5.878%(c)	12/11/24	20,000	$19,999,680
Sec’d. Notes, 144A, MTN, SOFR + 0.700% (Cap N/A, Floor 0.000%)	5.388(c)	04/10/26	10,000	10,019,211
				355,156,723
Internet 0.4%
Amazon.com, Inc., Sr. Unsec’d. Notes	4.600	12/01/25	32,000	32,082,018
Iron/Steel 0.1%
Nucor Corp., Sr. Unsec’d. Notes	3.950	05/23/25	8,000	7,964,689
Machinery-Construction & Mining 0.8%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes	4.800	01/06/26	15,000	15,061,075
Sr. Unsec’d. Notes, MTN	4.350	05/15/26	52,000	51,980,756
				67,041,831
Machinery-Diversified 0.9%
CNH Industrial Capital LLC,
Gtd. Notes	3.950	05/23/25	12,500	12,442,756
Gtd. Notes	4.500	10/08/27	10,500	10,426,522
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN	4.800	01/09/26	29,000	29,102,458
Sr. Unsec’d. Notes, MTN, SOFR + 0.440%	5.365(c)	03/06/26	21,000	21,002,673
Sr. Unsec’d. Notes, MTN, SOFR + 0.600%	5.478(c)	06/11/27	11,635	11,645,380
				84,619,789

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media 0.5%
Comcast Corp., Gtd. Notes	3.150%	03/01/26	12,301	$12,107,780
Walt Disney Co. (The), Gtd. Notes	3.700	10/15/25	30,000	29,792,251
				41,900,031
Mining 0.5%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	4.875	02/27/26	30,000	30,132,852
Newmont Corp./Newcrest Finance Pty Ltd., Gtd. Notes	5.300	03/15/26	10,000	10,064,078
				40,196,930
Miscellaneous Manufacturing 0.2%
3M Co., Sr. Unsec’d. Notes	2.000	02/14/25	20,699	20,579,656
Oil & Gas 0.9%
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.250	04/15/27	33,000	32,589,196
Marathon Petroleum Corp., Sr. Unsec’d. Notes	4.700	05/01/25	17,000	16,977,287
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes	1.125	01/15/26	21,470	20,681,432
Sr. Unsec’d. Notes	5.100	03/29/26	14,250	14,354,703
				84,602,618
Oil & Gas Services 0.3%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	5.000	05/29/27	23,750	23,970,053
Pharmaceuticals 0.5%
Astrazeneca Finance LLC (United Kingdom), Gtd. Notes	4.800	02/26/27	25,000	25,212,425
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	4.900	02/22/27	7,500	7,586,748

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Bristol-Myers Squibb Co., (cont’d.)
Sr. Unsec’d. Notes	4.950%	02/20/26	9,250	$9,308,626
Sr. Unsec’d. Notes, SOFR + 0.490%	5.086(c)	02/20/26	6,170	6,182,470
				48,290,269
Pipelines 2.1%
Enbridge, Inc. (Canada), Gtd. Notes	5.250	04/05/27	19,000	19,269,682
Enterprise Products Operating LLC,
Gtd. Notes	3.750	02/15/25	20,000	19,944,599
Gtd. Notes	4.600	01/11/27	20,000	20,050,556
Gtd. Notes	5.050	01/10/26	14,750	14,833,230

MPLX LP, Sr. Unsec’d. Notes	4.875	06/01/25	17,496	17,486,316
ONEOK, Inc.,
Gtd. Notes	2.200	09/15/25	18,000	17,645,384
Gtd. Notes	4.250	09/24/27	33,740	33,396,519
Gtd. Notes	5.550	11/01/26	7,000	7,097,919

Williams Cos., Inc. (The), Sr. Unsec’d. Notes	5.400	03/02/26	40,000	40,301,909
				190,026,114
Real Estate Investment Trusts (REITs) 1.3%
Kimco Realty OP LLC, Gtd. Notes	3.300	02/01/25	7,000	6,976,432
Public Storage Operating Co., Gtd. Notes, SOFR Index + 0.700%	5.378(c)	04/16/27	19,773	19,854,135
Realty Income Corp., Sr. Unsec’d. Notes	3.875	04/15/25	11,901	11,858,261
Welltower OP LLC, Gtd. Notes	4.000	06/01/25	40,184	39,993,488
Weyerhaeuser Co., Sr. Unsec’d. Notes	4.750	05/15/26	40,000	40,023,263
				118,705,579

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail 1.5%
Dollar Tree, Inc., Sr. Unsec’d. Notes	4.000%	05/15/25	15,000	$14,925,117
Home Depot, Inc. (The),
Sr. Unsec’d. Notes	2.700	04/15/25	6,000	5,955,954
Sr. Unsec’d. Notes	4.875	06/25/27	21,700	21,980,377
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes	4.400	09/08/25	10,000	9,980,166
Sr. Unsec’d. Notes	4.800	04/01/26	13,500	13,538,345

McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.300	07/01/25	16,249	16,117,910
Starbucks Corp., Sr. Unsec’d. Notes	4.850	02/08/27	34,375	34,662,567
Walmart, Inc., Sr. Unsec’d. Notes	3.900	09/09/25	13,750	13,703,366
				130,863,802
Semiconductors 0.7%
Intel Corp.,
Sr. Unsec’d. Notes	2.600	05/19/26	10,181	9,878,423
Sr. Unsec’d. Notes	3.700	07/29/25	45,000	44,647,259

Microchip Technology, Inc., Gtd. Notes	4.250	09/01/25	8,500	8,460,924
				62,986,606
Software 1.8%
Cadence Design Systems, Inc., Sr. Unsec’d. Notes	4.200	09/10/27	6,300	6,262,678
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	1.150	03/01/26	5,000	4,784,161
Fiserv, Inc., Sr. Unsec’d. Notes	5.150	03/15/27	17,187	17,397,375
Intuit, Inc., Sr. Unsec’d. Notes	5.250	09/15/26	50,000	50,638,682
Oracle Corp.,
Sr. Unsec’d. Notes	2.500	04/01/25	40,000	39,668,347
Sr. Unsec’d. Notes	2.950	05/15/25	31,500	31,225,108

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software (cont’d.)

Roper Technologies, Inc., Sr. Unsec’d. Notes	1.000%	09/15/25	15,000	$14,575,582
				164,551,933
Telecommunications 0.5%
Cisco Systems, Inc.,
Sr. Unsec’d. Notes	2.950	02/28/26	19,573	19,234,873
Sr. Unsec’d. Notes	4.800	02/26/27	24,828	25,079,281
				44,314,154
Transportation 0.3%
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	5.300	03/15/27	9,483	9,624,988
Union Pacific Corp., Sr. Unsec’d. Notes	4.750	02/21/26	16,000	16,036,448
				25,661,436
Trucking & Leasing 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	5.750	05/24/26	17,500	17,708,022

Total Corporate Bonds (cost $4,364,155,834)				4,377,235,184
Residential Mortgage-Backed Securities 0.2%
Credit Suisse Mortgage Trust, Series 2019-RPL01, Class A1A, 144A	3.650(cc)	07/25/58	3,803	3,709,608
Towd Point Mortgage Trust,
Series 2015-06, Class M1, 144A	3.750(cc)	04/25/55	3,227	3,204,874
Series 2018-02, Class A1, 144A	3.250(cc)	03/25/58	3,634	3,558,732
Series 2018-05, Class A1A, 144A	3.250(cc)	07/25/58	4,230	4,146,269
Series 2021-SJ01, Class A1, 144A	2.250(cc)	07/25/68	5,752	5,468,293

Total Residential Mortgage-Backed Securities (cost $20,216,708)				20,087,776

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k) 0.4%
U.S. Treasury Notes (cost $30,885,842)	4.125%	11/15/27	31,000	$31,026,641

Shares
Affiliated Exchange-Traded Fund 0.4%
PGIM AAA CLO ETF (cost $38,793,440)(wa)	759,000	38,989,830

Total Long-Term Investments (cost $7,452,904,683)			7,483,339,665

Short-Term Investments 19.1%
Affiliated Mutual Fund 2.7%
PGIM Core Government Money Market Fund (7-day effective yield 4.753%) (cost $238,589,325)(wa)	238,589,325	238,589,325

	Interest Rate	Maturity Date	Principal Amount (000)#
Certificates of Deposit 2.9%
Bank of America NA,
SOFR + 0.330%	4.910%(c)	04/03/25	15,000	15,007,076
SOFR + 0.350%	4.580(c)	07/30/25	10,000	10,002,685

Bank of Montreal	5.450	02/14/25	10,000	10,015,106
BNP Paribas SA	5.460	02/14/25	2,000	2,003,089

BNP Paribas SA	5.550	04/04/25	15,000	15,041,264

Canadian Imperial Bank of Commerce, SOFR + 0.340% (Cap N/A, Floor 0.000%)	4.910(c)	06/04/25	31,000	31,017,862
Citibank NA, SOFR + 0.310% (Cap N/A, Floor 0.000%)	4.880(c)	08/26/25	10,000	10,002,203
Credit Agricole Corporate & Investment Bank	4.510	10/21/25	20,000	19,988,197
Credit Industriel et Commercial	5.370	12/05/24	23,000	23,002,490
State Street Bank & Trust Co., SOFR + 0.220%	4.790(c)	07/25/25	12,000	11,999,251
Svenska Handelsbanken	4.500	10/23/25	45,000	44,973,692

Svenska Handelsbanken	4.605	11/12/25	13,250	13,255,844

Svenska Handelsbanken, SOFR + 0.290% (Cap N/A, Floor 0.000%)	4.880(c)	02/21/25	25,000	25,012,044

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Certificates of Deposit (Continued)

Swedbank AB	4.500%	10/15/25	30,000	$29,988,355

Total Certificates of Deposit (cost $261,250,610)				261,309,158
Commercial Paper 13.5%
Alexandria Real Estate Equities, Inc.,
144A	4.807(n)	12/20/24	37,500	37,396,225
144A	4.870(n)	12/19/24	44,000	43,883,995
Alimentation Couche-Tard, Inc.,
144A	4.768(n)	01/09/25	30,000	29,837,150
144A	4.906(n)	12/23/24	6,000	5,980,952
144A	4.942(n)	12/02/24	19,000	18,992,504
144A	4.942(n)	12/03/24	22,000	21,988,424
144A	5.003(n)	12/16/24	3,000	2,993,267

American Honda Finance Corp.	4.836(n)	02/13/25	8,000	7,920,442
Australia & New Zealand Banking Group Ltd.,
144A	4.558(n)	10/27/25	41,500	39,839,631
144A	5.405(n)	04/07/25	15,000	14,756,055

Bank of America Securities, Inc., 144A	5.599(n)	05/28/25	35,000	34,205,500
Bank of Montreal,
144A, SOFR + 0.340%	4.910(c)	04/03/25	35,000	35,016,883
144A, SOFR + 0.350%	4.920(c)	07/22/25	19,000	19,014,971
144A, US Federal Funds Effective Rate + 0.400%	4.980(c)	08/22/25	10,000	10,010,011

Bank of New York Mellon (The), SOFR + 0.350%	4.930(c)	05/09/25	15,000	15,011,717
Bell Canada,
144A	4.775(n)	01/21/25	18,500	18,373,307
144A	4.902(n)	12/12/24	19,000	18,967,976

BNP Paribas SA, 144A	4.594(n)	11/19/25	18,000	17,220,902
BPCE SA,
144A	4.570(n)	10/10/25	47,000	45,188,444
144A	4.688(n)	11/13/25	9,600	9,190,506

Dominion Resources, Inc., 144A	4.823(n)	12/05/24	20,000	19,984,505
ERP Operating LP, 144A	4.821(n)	12/17/24	10,000	9,976,555
Glencore Funding LLC,
144A	4.792(n)	03/20/25	22,250	21,922,827
144A	5.105(n)	12/18/24	25,000	24,937,186

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper (Continued)

HCP, Inc., 144A	4.749%(n)	12/04/24	39,000	$38,974,573
ING (U.S.) Funding LLC,
144A, SOFR + 0.210%	5.540(c)	12/23/24	20,000	20,001,665
144A, SOFR + 0.350%	4.930(c)	09/03/25	35,000	35,018,279
144A, SOFR + 0.350%	5.700(c)	07/28/25	30,000	30,017,622
Intercontinental Exchange, Inc.,
144A	4.799(n)	12/05/24	14,000	13,988,758
144A	4.801(n)	12/03/24	29,000	28,984,485
JPMorgan Securities LLC,
144A	5.630	04/29/25	17,000	17,055,606
144A, SOFR + 0.360%	4.940(c)	03/25/25	5,000	5,002,789
144A, SOFR + 0.380%	4.580(c)	07/29/25	45,000	45,022,432
Microchip Technology, Inc.,
144A	4.783(n)	01/10/25	15,000	14,915,230
144A	4.880(n)	12/20/24	11,000	10,968,892
144A	4.882(n)	12/19/24	7,000	6,981,152
144A	4.948(n)	12/06/24	40,000	39,962,433

Nutrien Financial US LLC, 144A	4.946(n)	12/02/24	25,000	24,990,098
Nutrien Ltd., 144A	4.742(n)	12/18/24	15,000	14,962,591
PPG Industries, Inc.	4.810(n)	12/17/24	30,000	29,929,740

PPG Industries, Inc.	4.982(n)	12/18/24	30,000	29,925,816

Royal Bank of Canada, 144A, SOFR + 0.340%	4.910(c)	06/05/25	20,000	20,014,421
Suncor Energy, Inc., 144A	5.049(n)	12/12/24	70,000	69,880,929
Swedbank AB, 144A, SOFR + 0.350%	4.580(c)	07/21/25	30,000	30,026,861
Toronto-Dominion Bank (The),
144A	0.000	10/10/25	35,000	33,660,156
144A, SOFR + 0.310%	4.890(c)	03/19/25	15,000	15,007,900

UDR, Inc., 144A	4.806(n)	12/12/24	40,000	39,932,393
VW Credit, Inc., 144A	4.870(n)	01/16/25	20,000	19,874,720

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper (Continued)

Westpac Banking Corp., 144A, SOFR + 0.330%	4.570%(c)	08/29/25	50,000	$50,021,165

Total Commercial Paper (cost $1,207,531,840)				1,207,730,641

Total Short-Term Investments (cost $1,707,371,775)				1,707,629,124

TOTAL INVESTMENTS 102.9% (cost $9,160,276,458)				9,190,968,789
Liabilities in excess of other assets(z) (2.9)%				(261,690,193)

Net Assets 100.0%				$8,929,278,596

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
GMTN—Global Medium Term Note
LP—Limited Partnership
MTN—Medium Term Note
N/A—Not Applicable
REITs—Real Estate Investment Trust
S—Semiannual payment frequency for swaps
SOFR—Secured Overnight Financing Rate

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Futures contracts outstanding at November 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
24	3 Month SOFR	Dec. 2024	$5,714,400	$55,243
16	3 Month SOFR	Mar. 2025	3,822,900	31,271
16	3 Month SOFR	Jun. 2025	3,831,800	26,621
16	3 Month SOFR	Sep. 2025	3,839,000	22,383
16	3 Month SOFR	Dec. 2025	3,844,400	18,746
				$154,264
Interest rate swap agreements outstanding at November 30, 2024:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
12,000	03/21/25	1.998%(S)	1 Day SOFR(1)(A)/ 4.590%	$18	$369,736	$369,718
83,500	03/30/25	2.418%(S)	1 Day SOFR(1)(A)/ 4.590%	43,789	2,203,804	2,160,015
16,000	05/11/25	0.450%(S)	1 Day SOFR(1)(A)/ 4.590%	2,281	714,648	712,367
8,000	05/25/25	4.241%(A)	1 Day SOFR(1)(A)/ 4.590%	—	49,246	49,246
28,750	06/29/25	3.083%(S)	1 Day SOFR(1)(A)/ 4.590%	48,208	478,566	430,358
57,000	06/29/25	3.086%(S)	1 Day SOFR(1)(A)/ 4.590%	(104,111)	943,005	1,047,116
53,250	08/17/25	2.957%(S)	1 Day SOFR(1)(A)/ 4.590%	27,707	845,371	817,664
95,500	09/08/25	3.422%(A)	1 Day SOFR(1)(A)/ 4.590%	136,074	991,014	854,940
188,500	10/07/25	3.955%(A)	1 Day SOFR(1)(A)/ 4.590%	(43,691)	774,057	817,748
22,750	10/21/25	4.378%(A)	1 Day SOFR(1)(A)/ 4.590%	(4,938)	(9,423)	(4,485)
57,500	11/09/25	4.492%(A)	1 Day SOFR(1)(A)/ 4.590%	100,565	(118,110)	(218,675)
216,000	12/01/25	4.041%(A)	1 Day SOFR(1)(A)/ 4.590%	(5,670)	3,300,077	3,305,747
46,750	01/11/26	3.783%(A)	1 Day SOFR(1)(A)/ 4.590%	2,272	875,895	873,623

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Interest rate swap agreements outstanding at November 30, 2024 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
45,000	02/01/26	3.850%(A)	1 Day SOFR(1)(A)/ 4.590%	$31,536	$754,785	$723,249
70,000	02/27/26	4.345%(A)	1 Day SOFR(1)(A)/ 4.590%	3,401	369,600	366,199
120,100	02/28/26	4.453%(A)	1 Day SOFR(1)(A)/ 4.590%	117,619	370,850	253,231
4,700	03/02/26	4.030%(A)	1 Day SOFR(1)(A)/ 4.590%	(1,221)	21,496	22,717
75,000	05/17/26	3.535%(A)	1 Day SOFR(1)(A)/ 4.590%	—	1,308,996	1,308,996
73,000	05/22/26	4.171%(A)	1 Day SOFR(1)(A)/ 4.590%	—	(73,264)	(73,264)
60,000	08/18/26	4.442%(A)	1 Day SOFR(1)(A)/ 4.590%	107,429	(278,624)	(386,053)
8,700	08/21/26	3.781%(A)	1 Day SOFR(1)(A)/ 4.590%	725	69,146	68,421
18,000	09/05/26	3.680%(A)	1 Day SOFR(1)(A)/ 4.590%	—	164,951	164,951
242,500	09/14/26	4.550%(A)	1 Day SOFR(1)(A)/ 4.590%	(126,205)	(1,943,273)	(1,817,068)
25,000	11/20/26	4.077%(A)	1 Day SOFR(1)(A)/ 4.590%	—	(29,690)	(29,690)
257,000	01/04/27	3.834%(A)	1 Day SOFR(1)(A)/ 4.590%	1,619,601	4,340,797	2,721,196
22,000	02/13/27	4.527%(A)	1 Day SOFR(1)(A)/ 4.590%	—	(182,219)	(182,219)
58,290	03/18/27	4.304%(A)	1 Day SOFR(1)(A)/ 4.590%	(130,079)	(26,618)	103,461
35,000	05/21/27	4.050%(A)	1 Day SOFR(1)(A)/ 4.590%	—	(94,926)	(94,926)
131,450	05/23/27	4.463%(A)	1 Day SOFR(1)(A)/ 4.590%	(572,056)	(1,086,369)	(514,313)
67,530	08/09/27	3.600%(A)	1 Day SOFR(1)(A)/ 4.590%	(127,183)	840,119	967,302
79,740	09/12/27	3.212%(A)	1 Day SOFR(1)(A)/ 4.590%	57,323	1,740,250	1,682,927

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Interest rate swap agreements outstanding at November 30, 2024 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
28,700	11/15/27	3.630%(A)	1 Day SOFR(1)(A)/ 4.590%	$219,723	$217,528	$(2,195)
27,000	11/25/27	4.000%(A)	1 Day SOFR(1)(A)/ 4.590%	5,657	(84,792)	(90,449)
				$1,408,774	$17,816,629	$16,407,855

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).